[Zurich American Life Insurance Company]

February 24, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Zurich American Life Insurance Company

ZALICO Variable Annuity Separate Account

Post-Effective Amendment No. 58 to Registration Statement on Form N-4

File Nos. 2-72671 and 811-3199

Commissioners:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced post-effective amendment to the Registrant’s Registration Statement on Form N-4. This amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933. The primary purpose of this amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange

Commission on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. Please note the variable annuity contract described in the registration statement is no longer for sale.

If you have any question or comment regarding this filing, please contact the undersigned at (425) 417-5990.

Very truly yours,

/s/ Juanita M. Thomas

Juanita M. Thomas